REVENUE	6 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
REVENUE

13.	REVENUE

The following table disaggregates the Group’s revenue by major sources:

	Six Months Ended March 3l,
	2024	2025
	RMB	RMB
Engineering solutions of intelligent projects	86,317,471	97,860,980
Operation and maintenance of intelligent projects	4,862,650	4,303,976
Sales of equipment and materials of intelligent systems	1,665,691	10,290
Total	92,845,812	102,175,246

The following table summarizes the Group’s revenues recognized at a point in time or over time:

	Six Months Ended March 3l,
	2024	2025
	RMB	RMB
Revenue recognized at a point in time	1,665,691	10,290
Revenue recognized over time	91,180,121	102,164,956
Total	92,845,812	102,175,246

Revenues with amount of RMB92,845,812 and RMB102,175,246 was recognized in the six months ended March 31,2024 and 2025 which was included in the balance of contract liabilities at September 30, 2023 and 2024. Remaining unsatisfied performance obligations that will be recognized as revenue by the Group within the following 12 months are RMB21,538,052 and RMB18,488,920 of the remaining performance obligations as of September 30, 2024 and March 31, 2025, respectively, with the remainder recognized thereafter.